Lines of Credit Payable (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Schedule of Line of Credit Facilities	Lines of Credit Payable consisted of the following:
	December 31,	December 31,
	2016	2015
Due to casino operators	$45,417,314	$41,908,984